PRINCIPAL ACTIVITIES AND ORGANIZATION - Additional Information (Details) $ / shares in Units, $ in Millions			12 Months Ended
	May 03, 2019 $ / shares shares	May 02, 2019 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥)
VIE's Registered Capital | ¥			¥ 33,797		¥ 33,797
ADS conversion ratio			1	1
Net proceeds from IPO			¥ 737,000,000	$ 109
MrXiao Shanglue Founder and CEO [Member]
Conversion of Stock, Shares Converted			201,440,000	201,440,000
American Depositary Shares [Member]
Offering of American Depositary Shares	11,000,000
Share issue price | $ / shares	$ 11.00
ADS conversion ratio	3
Exclusive Service Agreement [Member]
VIE's Agreement Term			10 years	10 years
Equity Interest Pledge Agreements [Member]
VIE's Equity Investment Percentage			100.00%	100.00%
Underwriting [Member]
ADS conversion ratio		10
Common Class A [Member] | MrXiao Shanglue Founder and CEO [Member]
Conversion of Stock, Shares Converted			895,216,752	895,216,752
Common Class A [Member] | Underwriting [Member] | American Depositary Shares [Member]
Offering of American Depositary Shares		217,447